SEWARD & KISSEL LLP
One Battery Park Plaza
New York, New York 10004

Telephone:  (212) 574-1200
Facsimile:  (212) 480-8421
www.sewkis.com

November 26, 2014

U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549

Re:	Centre Funds – Centre Active U.S. Tax Exempt Fund
File Nos. 333-173306 and 811-22545

Dear Sir or Madam:

Pursuant to Rule 485(a) under the Securities Act of 1933 (the “1933 Act”), Centre Funds (the “Trust”) hereby submits Post-Effective Amendment No. 10 under the 1933 Act and Amendment No. 15 under the Investment Company Act of 1940, as amended, to the Registration Statement on Form N-1A of the Trust. The Trust is making this filing for purposes of registering Investor Class shares and Institutional Class shares of a new series of the Trust, Centre Active U.S. Tax Exempt Fund (the “Fund”).

It is expected that the Fund will be the successor to an open-end management investment company (the “Acquired Fund”) through a reorganization with the Fund, subject to the approval of the Acquired Fund’s shareholders.  The Trust and the principal underwriter intend to request that the effective date of the Post-Effective Amendment be accelerated to January 15, 2015.

Please contact the undersigned at (212) 574-1598 or Paul M. Miller at (202) 737-8833 with any comments or questions you may have.
Sincerely,

/s/ Keri E. Riemer
Keri E. Riemer

cc:	James A. Abate